Segment Information (Details) $ in Thousands	6 Months Ended		9 Months Ended
	Jun. 30, 2021 USD ($) segment	Jun. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) segment	Sep. 30, 2020 USD ($)
Summary information by segment
Number of principal business segments | segment	2		2
Revenues	$ 1,033,362	$ 710,782	$ 1,640,796	$ 1,176,521
Advertising and marketing revenues
Summary information by segment
Revenues	892,349	616,006	1,429,969	1,032,678
Value-added services revenues
Summary information by segment
Revenues	$ 141,013	$ 94,776	$ 210,827	$ 143,843